Consolidated Statements of Profit or Loss and Comprehensive Income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,189,893	$ 843,323
Cost of revenue	222,906	171,425
Gross profit	966,987	671,898
Selling, general and administrative expenses	850,090	590,966
Operating profit	116,897	80,932
Finance income	(9,283)	(13,694)
Finance cost	121,334	22,841
Net finance cost	112,051	9,147
Gain on foreign currency exchange	(10,101)	(15,752)
Income before income tax	14,947	87,537
Income tax expense	15,643	25,582
Net income (loss)	(696)	61,955
Other comprehensive income (loss), net of tax
Foreign operations – foreign currency translation differences	3,065	(30,858)
Change in fair value of financial instruments designated as cash flow hedges	(6,608)	0
Reclassification of change in fair value of financial instruments designated as cash flow hedges to profit and loss	(494)	0
Comprehensive income (loss)	(4,733)	31,097
Net income (loss) attributable to:
Common shareholders of the Company	(7,835)	56,732
Non-controlling interest	7,139	5,223
Net income (loss)	(696)	61,955
Comprehensive income (loss) attributable to:
Common shareholders of the Company	(11,872)	25,874
Non-controlling interest	7,139	5,223
Comprehensive income (loss)	$ (4,733)	$ 31,097
Net income (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.40
Diluted earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.39